JOINT VENTURES AND ASSOCIATES - Changes in joint ventures and associates investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 23,350,125	$ 17,059,757
Adjustment of opening net book amount for the application of IAS 29				8,206,634
Monetary contributions				127,728
Non-monetary contributions			250,000	97,096
Parent company investment				294,041
Loss of control of Indrasa Biotecnolog?a S.A.				10,591
Revaluation of property, plant and equipment	$ (206,019)	$ (261,033)	355,702	301,235
Foreign currency translation	1,646,918	3,921,176	(2,688,252)	(1,813,351)
Share of profit or loss	1,240,958	732,437	1,298,505	812,593
As of the end of the period	$ 22,566,080	$ 25,096,324	$ 22,566,080	$ 25,096,324